CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue and Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 197,543	$ 235,133	$ 234,866
Long-lived assets	81,963	90,893
Impairment of long lived assets	221	12,124
Services Division [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,496	50,010	45,079
South America And Central America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	100,443	110,825	84,048
Asia And Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,843	51,983	91,616
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,242	41,951	26,155
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 64,628	66,457
Israel [Member] | Revenues [Member] | Services Division [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	11.00%
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 4,524	11,932
Impairment of long lived assets		11,834
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,721	1,999
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,101	16,393	23,096
Long-lived assets	9,987	9,486
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,914	13,981	$ 9,951
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,103	$ 1,019
Australia [Member] | Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage			21.00%